Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 115,914		$ 115,914		$ 154,439
Derivative liabilities	117,244		117,244		153,491
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	115,914		115,914		154,439
Derivative liabilities	117,244		117,244		$ 153,491
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	3	$ 9	33	$ 53
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	345	571	345	571
Derivative liabilities	$ 1,453	$ 1,573	$ 1,453	$ 1,573